CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (67,923)	$ (943)	$ (1,881)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	4,799	2,084	1,074
Impairment loss of goodwill	59,440	0	0
Impairment loss of property, plant and equipment	970	60	385
Impairment loss of intangible assets	1,230	0	0
Deferred income taxes	(1,048)	(122)	(130)
Impairment loss of loan and interest receivables	1,980	194	0
Impairment loss of other receivables and prepayments	39	0	0
(Gain) loss on change in fair value of warrant derivative liability	(4)	(33)	(394)
Share-based compensation expenses	680	600	534
Gain on disposal of a subsidiary	2	(3)	(263)
(Reversal) allowance for guarantee		(974)	157
Change in operating assets
Accounts receivable	4	0	(12)
Loans receivable	15,482	3,190	(36,396)
Other receivables and prepayments	6,343	313	(343)
Interest receivable	1,056	(1,188)	1
Advances to suppliers		0	1
Change in operating liabilities	(2)	0	0
Accounts payable, trade		1	5
Other payables and accrued liabilities	(986)	(236)	194
Taxes payable	(423)	406	186
Net cash provided by / (used in) continuing operations	21,639	3,349	(36,882)
Net cash provided by (used in) by discontinued operations	214	(234)	708
Net cash provided by / (used in) operating activities	21,853	3,115	(36,174)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advance to other party	0	(5,835)	0
Purchase of property and equipment	(118)	(257)	0
Proceeds from acquisition of a subsidiary	1,009	75	1,983
Settlement of a promissory note for acquisition of a subsidiary	(23,282)	0	(3,533)
Proceeds from disposal of a subsidiary	187	8,987	0
Deposits paid for acquisition of a subsidiary	(4,966)	(21,795)	(6,410)
Net cash (used in) provided by continuing operations	(27,170)	(18,825)	(7,960)
Net cash from discontinued operations	(247)	(440)	(2,442)
Net cash (used in) provided by investing activities	(27,417)	(19,265)	(10,402)
CASH FLOWS FROM FINANCING ACTIVITIES:
New bank loan raised		6,410	200
Repayment of bank borrowings	(169)	(200)	0
Proceeds from convertible notes		0	5,780
Proceeds from exercise of warrants		0	175
Proceeds from shares issuance	3,600	0	49,991
Advances from a director		21	0
Repayment to a director		(4)	0
Advances from related party		32	0
Advances from unrelated third parties		4	0
Net cash provided by continuing operations	3,431	6,263	56,146
Net cash from discontinued operations		701	0
Net cash provided by financing activities	3,431	6,964	56,146
(DECREASE) INCREASE IN CASH	(2,133)	(9,186)	9,570
Cash and Pledged bank deposits, beginning of year	5,161	14,347	4,777
Cash and Pledged bank deposits, end of year	3,028	5,161	14,347
Analysis of Cash and Pledged bank deposits
Included in cash and cash equivalents per consolidated balance sheets	3,028	5,126	14,332
Included in assets of discontinued operations		35	15
Cash and Pledged bank deposits, end of year	3,028	5,161	14,347
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	206	106	0
Cash paid for income taxes	1,163	130	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for acquisition of subsidiaries	$ 14,660	5,242	8,188
Cancellation of 2018 Notes (Notes 3 and 13)		$ 3,480	$ 0